Pay vs Performance Disclosure - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2024	Aug. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE

We are providing the following information about the relationship between executive compensation actually paid (CAP) and certain financial performance of the Company as required by SEC rules.  Please see “Executive Compensation” for discussion of our compensation philosophy.

Year	Summary Compensation Table Total for PEO 1[1]	Summary Compensation Table Total for PEO 2[1]	Compensation Actually Paid to PEO 1[2]	Compensation Actually Paid to PEO 2[3]	Average Summary Compensation Table Total for Non-PEO NEOs[4]	Average Compensation Actually Paid to Non-PEO NEOs[5]	Value of Initial Fixed $100 Investment Based On: Total Shareholder Return	Net Loss (in thousands)
2024	$757,550	$930,041	$793,295	$979,500	$572,800	$572,403	$50.31	$24,347
2023	$-	$438,200	$-	$378,636	$435,500	$412,743	$33.43	$(25,904)
2022	$-	$-	$-	$-	$742,968	$627,442	$47.72	$(10,681)

[1] The amounts reported in this column represent the amounts reported in the “Total” column of the Summary Compensation Table for each of Nicholas Petcoff and Brian Roney for the years in which they served as PEO. For the years reported in the table, Nick was our PEO from January 2023 through August 2024, and Brian has been our PEO since September 2024.

[2] Amounts reported reflect CAP for Mr. Brian Roney, as computed in accordance with Item 402(v) of Regulation S-K for each corresponding year.

Year	Reported Summary Compensation Table Total for PEO 1	Reported Value of Equity Awards(a)	Equity Award Adjustment	Compensation Actually Paid to PEO 1
2024	$757,550	$-	$35,745	$793,295

[3] Amounts reported reflect CAP for Mr. Nicholas Petcoff, as computed in accordance with Item 402(v) of Regulation S-K for each corresponding year.

Year	Reported Summary Compensation Table Total for PEO 2	Reported Value of Equity Awards(a)	Equity Award Adjustment	Compensation Actually Paid to PEO 2
2024	$930,041	$-	$49,459	$979,500
2023	$438,200	$-	$(59,564)	$378,636

The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; and (ii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Equity Award Adjustments
2024	$86,253	$(2,021)	$84,232
2023	$(67,752)	$8,188	$(59,564)

[4]  Reflects the average amount reported in the “Total” column of the Summary Compensation Table for our other NEOs as a group for each corresponding year. The names of each of the other NEOs included for the purposes of calculating the average amounts in each applicable year are Mr. Meloche for 2024, Mr. Roney and Mr. Meloche for 2023, and Mr. Petcoff and Mr. Roney for 2022.

[5] Amounts reported reflect CAP for the other NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K for each corresponding year.  The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; and (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non- PEO NEOs
2024	$572,800	$-	$(397)	$572,403
2023	$435,500	$-	$(22,757)	$412,743
2022	$742,968	$305,768	$190,242	$627,442

a)The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Equity Award Adjustments(a)
2024	$192	$(589)	$(397)
2023	$(25,962)	$3,205	$(22,757)
2022	$(7,690)	$197,242	$190,242

Named Executive Officers, Footnote
[1] The amounts reported in this column represent the amounts reported in the “Total” column of the Summary Compensation Table for each of Nicholas Petcoff and Brian Roney for the years in which they served as PEO. For the years reported in the table, Nick was our PEO from January 2023 through August 2024, and Brian has been our PEO since September 2024.
[4]  Reflects the average amount reported in the “Total” column of the Summary Compensation Table for our other NEOs as a group for each corresponding year. The names of each of the other NEOs included for the purposes of calculating the average amounts in each applicable year are Mr. Meloche for 2024, Mr. Roney and Mr. Meloche for 2023, and Mr. Petcoff and Mr. Roney for 2022.

Adjustment To PEO Compensation, Footnote
[2] Amounts reported reflect CAP for Mr. Brian Roney, as computed in accordance with Item 402(v) of Regulation S-K for each corresponding year.

Year	Reported Summary Compensation Table Total for PEO 1	Reported Value of Equity Awards(a)	Equity Award Adjustment	Compensation Actually Paid to PEO 1
2024	$757,550	$-	$35,745	$793,295

[3] Amounts reported reflect CAP for Mr. Nicholas Petcoff, as computed in accordance with Item 402(v) of Regulation S-K for each corresponding year.

Year	Reported Summary Compensation Table Total for PEO 2	Reported Value of Equity Awards(a)	Equity Award Adjustment	Compensation Actually Paid to PEO 2
2024	$930,041	$-	$49,459	$979,500
2023	$438,200	$-	$(59,564)	$378,636

The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; and (ii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Equity Award Adjustments
2024	$86,253	$(2,021)	$84,232
2023	$(67,752)	$8,188	$(59,564)

Non-PEO NEO Average Total Compensation Amount			$ 572,800	$ 435,500	$ 742,968
Non-PEO NEO Average Compensation Actually Paid Amount			$ 572,403	412,743	627,442
Adjustment to Non-PEO NEO Compensation Footnote
[5] Amounts reported reflect CAP for the other NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K for each corresponding year.  The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; and (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non- PEO NEOs
2024	$572,800	$-	$(397)	$572,403
2023	$435,500	$-	$(22,757)	$412,743
2022	$742,968	$305,768	$190,242	$627,442

a)The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Equity Award Adjustments(a)
2024	$192	$(589)	$(397)
2023	$(25,962)	$3,205	$(22,757)
2022	$(7,690)	$197,242	$190,242

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income			* The PEO in the graphs above refer to Mr. Nicholas Petcoff.
Total Shareholder Return Amount			$ 50.31	33.43	47.72
Net Loss			24,347,000	$ (25,904,000)	(10,681,000)
PEO Name	Brian Roney	Nicholas Petcoff		Nicholas Petcoff
Brian Roney [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			757,550	$ 0	0
PEO Actually Paid Compensation Amount			793,295	0	0
Nicholas Petcoff [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			930,041	438,200	0
PEO Actually Paid Compensation Amount			979,500	378,636	0
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation Amount			84,232
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation Amount			86,253
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation Amount			(2,021)
PEO | Brian Roney [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation Amount			0
PEO | Brian Roney [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation Amount			35,745
PEO | Nicholas Petcoff [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation Amount			0	0
PEO | Nicholas Petcoff [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation Amount			49,459	(59,564)
PEO | Nicholas Petcoff [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation Amount				(67,752)
PEO | Nicholas Petcoff [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation Amount				8,188
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation Amount			0	0	(305,768)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation Amount			(397)	(22,757)	190,242
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation Amount			192	(25,962)	(7,690)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation Amount			$ (589)	$ 3,205	$ 197,242